Equity Incentive Plan (Details) - Stock Option [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Number of Options Outstanding, Beginning balance | shares	0
Number of Options Outstanding, Options granted | shares	523,199
Number of Options Outstanding, Options exercised | shares	0
Number of Options Outstanding, Options cancelled | shares	0
Number of Options Outstanding, Ending balance | shares	523,199
Number of Options Outstanding, Options exercisable | shares	233,686
Weighted-Average Exercise Price, Beginning balance | $ / shares	$ 0
Weighted-Average Exercise Price, Options granted | $ / shares	5.84
Weighted-Average Exercise Price, Options exercised | $ / shares	0
Weighted-Average Exercise Price, Options cancelled | $ / shares	0
Weighted-Average Exercise Price, Ending balance | $ / shares	5.84
Weighted-Average Exercise Price, Options exercisable | $ / shares	$ 5.80
Weighted-Average Remaining Contractual Term (in Years), Beginning balance	0
Weighted-Average Remaining Contractual Term (in Years), Options granted	9.0
Weighted-Average Remaining Contractual Term (in Years), Options exercised	0
Weighted-Average Remaining Contractual Term (in Years), Options cancelled	0
Weighted-Average Remaining Contractual Term (in Years), Ending balance	9.0
Weighted-Average Remaining Contractual Term (in Years), Options exercisable	9.3